Produced Content, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)
Produced Content Net [Line Items]
Amortization expense for produced content predominantly monetized with other content assets	¥ 4,255,103	$ 606,347	¥ 4,133,220
Film, Monetized in Film Group, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost Of Goods And Services Sold	Cost Of Goods And Services Sold	Cost Of Goods And Services Sold
Amortization expense for produced content predominantly monetized on its own	¥ 459,722	$ 65,510	¥ 922,762
Film, Monetized on Its Own, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost Of Goods And Services Sold	Cost Of Goods And Services Sold	Cost Of Goods And Services Sold
Accrued participation liabilities	¥ 334,987			$ 47,735